American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2024

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.6%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	3,075,000	3,097,643
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,065,370
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	652,518
Jefferson County Sewer Rev., 5.50%, 10/1/53	1,000,000	1,093,013
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 5.00%, 6/1/54	1,000,000	1,040,806
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,556,250
		9,505,600
Alaska — 0.0%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	280,000	283,125
Arizona — 6.0%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,814,937
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,676,993
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,030,290
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	280,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	56,000
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	840,000	785,197
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,018,474
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,363,958
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,349,693
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	793,016
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,500,523
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,500,177
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	502,563
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,008,793
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	808,041
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,502,956
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,109,900
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,470,445
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	1,041,578
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.25%, 7/1/47	1,000,000	1,120,733
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,631,897
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	581,773
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,942,766
		36,890,703
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,104,216
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	714,924
		2,819,140
California — 4.4%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,661,582
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	197,292
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	711,652

City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 5.75%, 9/1/50(1)	850,000	927,952
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,286,353
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,780,764
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,044,190
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,227,502
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,366,194
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,465,000	2,218,719
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	705,836
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	581,974
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	596,027
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,138,578
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,457,335
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,568,213
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,205,000	1,208,782
		26,678,945
Colorado — 3.4%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	326,000	323,477
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	526,295
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,207,113
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	905,404
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	843,139
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,039,215
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	445,749
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	570,000	627,331
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	272,000	272,714
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,354,859
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,750,000	1,768,738
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,033,037
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,178,733
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	540,179
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	505,069
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,001,781
State of Colorado COP, 6.00%, 12/15/38	810,000	976,928
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,607,925
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	600,000	623,028
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,411,843
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	301,651
		20,494,208
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,510,710
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,754,688
		5,265,398
Delaware — 0.7%
Delaware River & Bay Authority Rev., 5.00%, 1/1/44	425,000	471,644
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	793,291

Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,996,000	2,996,906
		4,261,841
District of Columbia — 1.1%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	778,760
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	3,152,835
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,900,772
		6,832,367
Florida — 6.9%
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	251,434
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	977,915
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,201,400
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,463,992
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.50%, 7/1/53	840,000	871,626
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	2,023,026
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,657,692
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	2,500,000	2,621,664
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,410,245
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54(5)	2,000,000	2,266,386
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,122,677
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	772,545
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	807,340
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	653,024
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	950,007
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	744,676
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,012,820
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,078,288
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	210,000	210,001
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017 Special Assessment), 5.50%, 5/1/35	2,500,000	2,563,716
Village Community Development District No. 12 Special Assessment' (Village Community Development District No. 12 Series 2016 Special Assessment), 3.625%, 5/1/31	1,830,000	1,825,933
Village Community Development District No. 12 Special Assessment' (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 4.375%, 5/1/50	2,455,000	2,400,035
Village Community Development District No. 13 Special Assessment' (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.70%, 5/1/50	1,905,000	1,650,341
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.25%, 5/1/52	2,160,000	1,680,543
Village Community Development District No. 14 Special Assessment' (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.50%, 5/1/53	2,930,000	3,061,314
Village Community Development District No. 15 Special Assessment' (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.25%, 5/1/54(1)	1,000,000	1,035,660
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016 Spl Assmnt), 4.125%, 5/1/37	1,995,000	1,974,534
		42,288,834
Georgia — 3.6%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,187,646
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	837,533
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,547,226
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,120,024
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,822,278
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,330,059
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,123,912
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,872,732

Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	455,000	493,600
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	500,000	535,253
		21,870,263
Idaho — 1.0%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,019,471
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,044,405
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,947,741
		6,011,617
Illinois — 6.5%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,312,748
Chicago GO, 5.00%, 1/1/28	2,000,000	2,109,384
Chicago GO, 5.00%, 1/1/29	2,000,000	2,136,045
Chicago GO, 5.625%, 1/1/29	2,500,000	2,601,672
Chicago GO, 5.50%, 1/1/39	2,000,000	2,004,134
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,812,939
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,519,198
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,037,337
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	796,142
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,069,592
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,413,755
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,514,492
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,020,050
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,880,757
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,194,734
State of Illinois GO, 5.00%, 10/1/33	900,000	953,666
State of Illinois GO, 5.50%, 5/1/39	985,000	1,082,336
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,632,574
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,773,528
		39,865,083
Indiana — 0.6%
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	1,150,000	1,229,643
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	259,106
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	250,000	273,909
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	250,000	267,579
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,231,248
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	215,000	221,069
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	103,383
		3,585,937
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,643,835
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,131,821
		4,775,656
Kansas — 0.1%
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	818,541
Kentucky — 1.3%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,346,883
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	6,500,000	6,518,988
		7,865,871
Louisiana — 0.7%
Louisiana Public Facilities Authority Rev., (Calcasieu Bridge Partners LLC), 5.50%, 9/1/54	570,000	618,816
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,396,351
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,014,249
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,514,160
		4,543,576

Maryland — 1.5%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,507,371
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,206,163
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	1,447,000	1,478,935
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,868,125
Prince George's County Tax Allocation, (County of Prince George's MD Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	2,024,790
		9,085,384
Massachusetts — 0.8%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,272,848
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	1,019,385
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/49	1,500,000	1,665,420
		4,957,653
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,362,037
Detroit GO, 5.50%, 4/1/45	1,540,000	1,640,110
Detroit GO, 5.00%, 4/1/46	2,000,000	2,093,367
Detroit GO, 5.00%, 4/1/50	2,250,000	2,341,504
Detroit GO, 5.50%, 4/1/50	1,820,000	1,923,216
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,289,297
Michigan Finance Authority Rev., 6.75%, 7/1/44(1)	1,935,000	1,901,391
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,559,144
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	169,740
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,217,481
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	848,616
		19,345,903
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,901,073
Missouri — 2.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,320,221
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	1,063,150
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,133,343
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,005,328
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,264,402
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	981,475
		13,767,919
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,600,000	2,611,894
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,254,655
		7,866,549
Nevada — 2.7%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,170,000	1,179,244
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	300,000	302,219
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	555,000	558,411
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	303,994
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	880,000	884,261
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	795,000	661,459
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/53	500,000	522,458
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	1,005,833
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,401,232

North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	561,250
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	680,000	678,905
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	560,000	556,610
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	920,000	898,609
Reno Rev., (County of Washoe NV Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	5,500,000	787,587
Reno Rev., (County of Washoe NV Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,396,476
Sparks Rev., 2.75%, 6/15/28(1)	1,825,000	1,775,999
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,901,605
		16,376,152
New Jersey — 3.0%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,087,939
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	707,393
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,086,740
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/52	2,300,000	2,442,167
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	458,358
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,184,060
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.50%, 6/15/50	1,000,000	1,103,915
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,073,332
		18,143,904
New Mexico — 0.9%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	500,655
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	450,003
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,195,390
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	976,987
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,612,291
		5,735,326
New York — 11.6%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,512,757
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	507,384
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	999,923
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,679,910
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,258,180
New York City GO, 5.25%, 5/1/42	1,000,000	1,113,685
New York City GO, 5.00%, 4/1/43	7,040,000	7,363,826
New York City GO, 5.25%, 5/1/43	1,000,000	1,109,081
New York City GO, 4.00%, 9/1/46	1,240,000	1,222,087
New York City GO, VRDN, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	340,000	340,000
New York City GO, VRDN, Series 1, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,050,000	2,050,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	700,000	700,208
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,651,137
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.00%, 9/3/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.25%, 2/1/53	1,500,000	1,661,474
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	952,766
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,176,121
New York State Dormitory Authority Rev., (Cornell University), 5.50%, 7/1/54	1,000,000	1,145,078
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/41	1,235,000	1,346,900
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/44	750,000	804,971
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,374,037
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	670,000	744,027

New York State Thruway Authority Rev., 5.25%, 1/1/54	1,000,000	1,122,944
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,525,195
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,756,937
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,926,542
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,784,327
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,669,228
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AGM)	1,000,000	1,042,003
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,250,000	1,304,002
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	555,000	595,308
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,197,041
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	568,382
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	326,931
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	641,683
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	464,974
		71,239,049
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,000,456
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,658,588
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,450,210
North Carolina Turnpike Authority Rev., 5.00%, 1/1/58 (AGM)	1,000,000	1,064,890
		6,174,144
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	12,380,000	11,397,111
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,362,983
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,540,378
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,780,000	4,015,571
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,467,417
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,005,568
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,840,783
		24,629,811
Oklahoma — 0.2%
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,282,727
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	252,883
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,002,251
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,504,457
		2,759,591
Pennsylvania — 2.9%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	1,000,000	1,098,231
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	2,176,500
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,109,741
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	379,000	379,857
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	791,000	769,765
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,516,128
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,105,539
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,005,018
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,755,347
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,600,000	1,668,049
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRN, 5.25%, 12/1/37	955,000	970,752
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	145,000	144,121

Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	1,000,000	984,394
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	1,003,684
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	979,067
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	960,171
		17,626,364
Puerto Rico — 2.4%
Puerto Rico GO, 5.375%, 7/1/25	705,243	710,212
Puerto Rico GO, 5.625%, 7/1/29	402,071	432,538
Puerto Rico GO, 5.75%, 7/1/31	390,528	432,707
Puerto Rico GO, 4.00%, 7/1/33	370,323	367,586
Puerto Rico GO, 4.00%, 7/1/35	332,871	328,536
Puerto Rico GO, 4.00%, 7/1/37	285,691	279,500
Puerto Rico GO, 4.00%, 7/1/41	388,431	369,188
Puerto Rico GO, 4.00%, 7/1/46	403,963	375,094
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	321,198
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,641,486	1,040,292
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,306,840	687,724
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,472,478
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,977,499
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,685,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	10,000,000	2,454,123
		14,934,643
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,001,000
South Carolina — 1.9%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,351,404
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,620,944
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,106,421
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,025,552
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	590,856
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	974,080
South Carolina Public Service Authority Rev., 5.00%, 12/1/54 (AGM)	1,000,000	1,073,478
		11,742,735
Tennessee — 0.6%
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.125%, 7/1/64 (BAM)	635,000	663,467
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	511,232
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,238,714
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	705,000	758,487
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	799,598
		3,971,498
Texas — 6.6%
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,171,783
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/49 (BAM)	1,500,000	1,606,209
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	949,294
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,833,113
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,005,000	1,089,159
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	9,950,000	10,094,261
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,285,178
Garland Independent School District GO, 5.00%, 2/15/48 (PSF-GTD)	2,000,000	2,163,773

Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,753,686
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,677,518
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,686,112
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.25%, 5/15/54 (AGM)	1,000,000	1,096,949
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,404,110
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	961,322
San Antonio Electric & Gas Systems Rev., 5.50%, 2/1/49	500,000	566,864
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/54(5)	1,000,000	1,104,928
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,329,958
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	2,880,000	2,785,722
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,866,249
		40,426,188
Utah — 0.7%
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	4,114,451
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	997,498
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,039,395
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,120,000	1,110,484
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,878,916
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,014,019
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,253,667
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,000,118
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,238,218
		12,532,315
Washington — 3.5%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,101,261
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,031,306
King County Sewer Rev., 5.00%, 1/1/49	1,200,000	1,322,013
Port of Seattle Rev., 5.00%, 8/1/46	3,530,000	3,676,874
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,177,850
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,330,083
Tacoma Electric System Rev., 5.00%, 1/1/54	1,000,000	1,080,150
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	300,000	294,958
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	714,752
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,489,778
		21,219,025
West Virginia — 1.0%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	500,000	539,358
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	1,000,000	1,077,479
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	600,000	622,019
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,608,749
		5,847,605
Wisconsin — 3.5%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	992,453
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	670,211
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	940,350
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,264,878
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,447,537

Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,191,377
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	501,354
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	431,374
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	55,853
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	963,806
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,671,901
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	963,241
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	988,451
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	857,933
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,139,260
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,253,932
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,530,267
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	888,924
Wisconsin Health & Educational Facilities Authority Rev., (St. Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,817,903
		21,571,005
TOTAL MUNICIPAL SECURITIES (Cost $618,634,960)		602,908,719
EXCHANGE-TRADED FUNDS — 0.8%
VanEck High Yield Muni ETF (Cost $4,592,107)	87,800	4,596,330
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $122,287)	122,275	122,287
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $623,349,354)		607,627,336
OTHER ASSETS AND LIABILITIES — 0.6%		3,775,266
TOTAL NET ASSETS — 100.0%		$611,402,602

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	74	December 2024	$15,358,469	$(19,800)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	33	December 2024	$3,875,438	$23,912
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $126,283,724, which represented 20.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$602,908,719	—
Exchange-Traded Funds	$4,596,330	—	—
Short-Term Investments	122,287	—	—
	$4,718,617	$602,908,719	—
Other Financial Instruments
Futures Contracts	$23,912	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$19,800	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.